Financial Risk Management (Details) - Schedule of Fixed-Rate Instruments - USD ($)	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Schedule of Fixed Rate Instruments [Abstract]
Current financial liabilities	$ (2,546,243)
Non-current financial liabilities	$ (99,046)